Discontinued operations and disposal groups (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued operations and disposal groups
Schedule of discontinued operations

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	$’m	$’m	$’m	$’m

Revenue	42.4	45.1	94.2	92.6
Cost of sales	(4.7)	(39.9)	(11.3)	(79.8)
Administrative expenses	(6.7)	(8.9)	(14.7)	(19.6)
Gain on disposal of subsidiary (note 20)	20.0	—	20.0	—
Impairment of held for sale non-current assets	(45.4)	—	(75.4)	—
Other income	0.2	0.9	0.2	1.2
Operating income/(loss)	5.8	(2.8)	13.0	(5.6)
Finance income	4.0	4.4	13.9	6.5
Finance costs	(11.5)	(34.9)	(25.8)	(56.1)
(Loss)/income before tax from discontinued operations	(1.7)	(33.3)	1.1	(55.2)
Income tax (expense)/benefit:
Related to pre tax income from the ordinary activities	(1.6)	13.1	(1.5)	18.7
Related to remeasurement to fair value less costs to sell	10.9	—	17.9	—
Income/(loss) from discontinued operations	7.6	(20.2)	17.5	(36.5)

Other comprehensive income:
Exchange differences on translation of foreign operations	4.0	54.9	35.9	129.5
Other comprehensive income for the period, net of taxes	4.0	54.9	35.9	129.5

Total comprehensive income for the period	11.6	34.7	53.4	93.0

Net cash from operating activities	41.6	28.2	76.5	55.4
Net cash used in investing activities	(13.8)	(15.4)	(29.8)	(41.5)
Net cash used in financing activities	(28.1)	(6.4)	(40.4)	(37.0)
Net (decrease)/increase in cash by the discontinued operation	(0.3)	6.4	6.3	(23.1)

Schedule of Assets held for sale and liabilities held for sale

	June 30, 2026	December 31, 2025
	Tower businesses	Tower businesses	I-Systems	Total
	$’m	$’m	$’m	$’m

Non‑current assets
Property, plant and equipment	298.1	293.3	269.4	562.7
Right-of-use assets	254.0	244.6	0.7	245.3
Other intangible assets	188.9	194.9	137.1	332.0
Deferred income tax assets	163.1	138.4	6.1	144.5
Trade and other receivables	69.6	69.9	5.3	75.2

Current assets
Trade and other receivables	42.2	39.3	26.4	65.7
Cash and cash equivalents	19.9	16.9	10.7	27.6
Assets held for sale	1,035.8	997.3	455.7	1,453.0

Non‑current liabilities
Trade and other payables	-	-	(5.5)	(5.5)
Borrowings	-	-	(82.8)	(82.8)
Lease liabilities	(259.4)	(232.0)	(0.5)	(232.5)
Provisions for other liabilities and charges	(32.7)	(36.8)	-	(36.8)
Deferred income tax liabilities	(11.2)	(14.0)	-	(14.0)

Current liabilities
Trade and other payables	(42.2)	(42.6)	(23.6)	(66.2)
Borrowings	-	-	(13.9)	(13.9)
Lease liabilities	(45.6)	(40.9)	(0.4)	(41.3)
Liabilities held for sale	(391.1)	(366.3)	(126.7)	(493.0)